GoodWill (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Marketing [Member]
Goodwill (Line item)
Goodwill	¥ 1,131,154
Branding [Member]
Goodwill (Line item)
Carrying amount of goodwill	133,523
Others [Member]
Goodwill (Line item)
Carrying amount of goodwill	¥ 268,808